LEASES - Potential Variable Lease Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 368	$ 422
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	76	79
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	124	140
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	85	84
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 83	$ 119